Capital Link

Global Fintech Leaders ETF

Schedule of Investments

August 31, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.4%

Canada — 2.5%

Materials — 2.5%
TMX Group	4,526	$455,849

China — 9.3%

Communication Services — 4.7%
Baidu ADR*	3,253	468,334
Tencent Holdings	9,800	408,539

		876,873

Financials — 4.6%
China Construction Bank, Cl H	664,000	411,994
Ping An Insurance Group of China, Cl A	66,400	422,251

		834,245

		1,711,118

France — 4.8%

Financials — 2.4%
BNP Paribas	9,369	437,935

Utilities — 2.4%
Engie	37,038	442,007

		879,942

Germany — 4.5%

Consumer Discretionary — 2.2%
Mercedes-Benz Group	7,130	402,357

Information Technology — 2.3%
SAP	5,083	434,146

		836,503

Hong Kong — 2.3%

Financials — 2.3%
Hong Kong Exchanges & Clearing	10,500	425,145

Japan — 13.7%

Consumer Discretionary — 5.2%
HIS(A)*	32,500	487,646
Rakuten Group*	97,700	476,431

		964,077

Financials — 5.6%
Monex Group(A)	149,300	541,734
SBI Holdings(A)	24,800	491,259

		1,032,993

Information Technology — 2.9%
GMO Internet	28,400	531,636

		2,528,706

Description	Shares	Fair Value

Singapore — 2.5%

Financials — 2.5%
Singapore Exchange	67,368	$458,263

South Korea — 7.3%

Communication Services — 5.0%
Kakao	8,360	458,767
SK Telecom	11,731	456,944

		915,711

Information Technology — 2.3%
Samsung SDS	4,486	430,975

		1,346,686

Taiwan — 2.4%

Information Technology — 2.4%
Hon Hai Precision Industry	125,043	447,793

United Kingdom — 2.5%

Financials — 2.5%
HSBC Holdings PLC	73,542	452,513

United States — 47.6%

Consumer Discretionary — 3.0%
Amazon.com*	4,375	554,619

Consumer Staples — 5.2%
Bunge	4,532	449,438
Nestle	4,375	513,641

		963,079

Financials — 7.7%
CME Group, Cl A	2,345	458,706
Intercontinental Exchange	4,925	496,686
Signature Bank NY	2,603	453,859

		1,409,251

Information Technology — 31.7%
Block, Cl A*	7,485	515,791
Cisco Systems	10,752	480,830
DocuSign, Cl A*	7,788	453,417
International Business Machines	3,436	441,354
Intuit	1,245	537,566
Mastercard, Cl A	1,449	470,012
Microsoft	1,870	488,949
Oracle	6,756	500,957
PayPal Holdings*	6,210	580,263
Salesforce*	2,794	436,199
Visa, Cl A(A)	2,401	477,103
VMware, Cl A*	3,896	452,053

		5,834,494

		8,761,443

Total Common Stock (Cost $21,708,841)		18,303,961

Capital Link

Global Fintech Leaders ETF

Schedule of Investments

August 31, 2022 (Unaudited)

Description	Shares/ Face Amount	Fair Value
MONEY MARKET — 0.4%
JPMorgan U.S. Government Money Market Fund, Cl I 1.97%(B)	78,326	$78,326

Total Money Market (Cost $78,326)		78,326

REPURCHASE AGREEMENTS(C)(D) — 6.2%

BOFA Securities Inc., 2.30%, dated 08/31/2022 to be repurchased on 09/01/2022, repurchase price $266,079 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, ranging in par value $7,729 - $56,458, 2.000% - 5.000%, 06/20/2046 - 08/20/2052, with a total market value of $271,383)	266,062	266,062

Daiwa Capital Markets America 2.30%, dated 08/31/2022 to be repurchased on 09/01/2022, repurchase price $266,079 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, ranging in par value $0 - $20,694, 0.000% - 6.625%, 09/01/2022 - 09/01/2052, with a total market value of $271,383)	266,062	266,062

HSBC Securities USA 2.260%, dated 08/31/2022 to be repurchased on 09/01/2022, repurchase price $78,815 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, ranging in par value $3 - $46,710, 0.000% - 6.375%, 09/30/2022 - 08/15/2052, with a total market value of $80,386)	78,810	78,810

Description	Face Amount	Fair Value

RBC Dominion Securities 2.30%, dated 8/31/2022 to be repurchased on 09/01/2022, repurchase price $266,079 (collateralized by U.S. Government Agency and U.S. Treasury Obligations, ranging in par value $0 - $54,643, 0.000% - 6.625%, 04/30/2024 - 08/20/2052, with a total market value of $271,383)	$266,062	$266,062

TRUIST Securities 2.30%, dated 08/31/2022 to be repurchased on 09/01/2022, repurchase price $266,079 (collateralized by U.S. Government Agency and U.S. Treasury Obligations, ranging in par value $3,061 - $100,412, 2.000% - 5.000%, 6/20/2046 - 08/20/2052, with a total market value of $271,404)	266,062	266,062

Total Repurchase Agreements (Cost $1,143,058)		1,143,058

Total Investments - 106.0% (Cost $22,930,225)		$19,525,345

Percentages are based on Net Assets of $18,425,797.

*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2022. The total market value of securities on loan at August 31, 2022 was $1,416,219.
(B)	The rate reported is the 7-day effective yield as of August 31, 2022.
(C)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2022 was $1,143,058. The total value of non-cash collateral held from securities on loan as of August 31, 2022 was $468,577.

(D)	Tri-Party Repurchase Agreement.

ADR — American Depositary Receipt

Cl — Class

Capital Link

Global Fintech Leaders ETF

Schedule of Investments

August 31, 2022 (Unaudited)

The following is a summary of the inputs used as of August 31, 2022 when valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$18,303,961	$—	$—	$18,303,961
Repurchase Agreements	—	1,143,058	—	1,143,058
Money Market	78,326	—	—	78,326

Total Investments in Securities	$18,382,287	$1,143,058	$—	$19,525,345

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

INN-QH-001-1000